Equity-based participation plans for associates (Tables)	12 Months Ended
Dec. 31, 2020
Statement [line items]
Expense related to all equity-based participation and liabilities arising from equity-based payment transactions
(USD millions)	2020	2019	2018

Expense related to equity-based participation plans	958	1 067	918

Liabilities arising from equity-based payment transactions	269	326	273

Schedule of unvested restricted stock units roll forward
	2020			2019

	Number of shares in millions	Weighted average fair value at grant date in USD	Fair value at grant date in USD millions	Number of shares in millions	Weighted average fair value at grant date in USD	Fair value at grant date in USD millions

Non-vested shares at January 1	25.8	71.1	1 835	25.7	77.1	1 981

Granted

– Annual Incentive	1.1	93.7	103	1.1	78.4	86

– Share savings plans	4.2	95.0	399	4.2	83.0	349

– Select North America	3.3	86.7	286	5.3	64.0	339

– Select outside North America	2.0	89.4	179	2.6	67.4	175

– Long-Term Performance Plan	2.5	85.1	213	2.5	68.9	172

– Long-Term Relative Performance Plan [1]	0.2	0.0	0	0.1	0.0	0

– Other share awards	1.5	78.0	117	1.9	67.7	129

Vested	– 13.8	74.2	– 1 024	– 13.3	80.3	– 1 068

Forfeited	– 2.0	75.3	– 151	– 4.3	76.3	– 328

Non-vested shares at December 31	24.8	78.9	1 957	25.8	71.1	1 835

[1] LTRPP grants in 2020 represent incremental payouts based on performance criteria under the plan. In 2019 the LTRPP grants are keep whole awards granted due to the spin-off of the Alcon business.
At April 8, 2019, the Alcon spin-off date, all RSU and PSU holders, who were not entitled to the dividend in kind in the form of Alcon shares received keep whole awards in Novartis shares to compensate for the loss of the Alcon value from their Novartis shares. These keep whole awards were accounted for as a modification. As they did not increase the value of the original grant, they did not lead to additional expense. In the table above, this is reflected by a zero fair value at grant date amount.

Select outside North America
Statement [line items]
Disclosure of number and weighted average remaining contractual life of outstanding share options
	2020		2019

	Options (millions)	Weighted average exercise price (USD)	Options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	3.4	60.9	5.6	59.9

Sold or exercised	– 0.8	57.3	– 2.2	58.4

Outstanding at December 31	2.6	62.0	3.4	60.9

Exercisable at December 31	2.6	62.0	3.4	60.9

Disclosure of range of exercise prices of outstanding share options
Options outstanding				Total/ weighted average

Number outstanding (millions)	0.4	0.8	1.4	2.6

Remaining contractual life (years)	0.0	1.0	2.0	1.4

Exercise price (USD)	57.0	57.6	66.0	62.0

Select North America
Statement [line items]
Disclosure of number and weighted average remaining contractual life of outstanding share options
	2020		2019

	ADR options (millions)	Weighted average exercise price (USD)	ADR options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	9.6	61.9	15.2	60.7

Sold or exercised	– 2.9	59.6	– 5.6	58.6

Outstanding at December 31	6.7	62.9	9.6	61.9

Exercisable at December 31	6.7	62.9	9.6	61.9

Disclosure of range of exercise prices of outstanding share options
ADR options outstanding				Total/ weighted average

Number outstanding (millions)	0.4	2.3	4.0	6.7

Remaining contractual life (years)	0.0	1.0	2.0	1.5

Exercise price (USD)	57.0	58.3	66.1	62.9